Business disposals	12 Months Ended
Dec. 31, 2021
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Business disposals

36	Business disposals
In 2021, we accelerated the pace of execution on our strategic ambition to be the preferred international financial partner for our clients with the announcements of the planned sale of our retail banking businesses in France, as well as the exit of domestic mass market retail banking in the US.
Planned sale of the retail banking business in France
On 25 November 2021, HSBC Continental Europe signed a framework agreement with Promontoria MMB SAS (‘My Money Group’) and its subsidiary Banque des Caraïbes SA, regarding the planned sale of HSBC Continental Europe’s retail banking business in France. This followed the signing of a Memorandum of Understanding on 18 June 2021 and the conclusion of the information and consultation processes of the parties with their respective works councils.
In parallel, several other agreements have been entered into aiming to ensure continuity of service for HSBC Continental Europe's retail banking customers who hold asset management products with HSBC Global Asset Management (France) and HSBC REIM (France), and protection and/or life-wrapped insurance products with HSBC Assurances Vie (France).
The sale, which is subject to regulatory approvals and the satisfaction of other relevant conditions, includes: HSBC Continental Europe’s French retail banking business; the Crédit Commercial de France (‘CCF’) brand; and HSBC Continental Europe’s 100% ownership interest in HSBC SFH (France) and its 3% ownership interest in Crédit Logement. The sale would generate an estimated loss before tax including related transaction costs for the Group of $2.3bn, together with an additional $0.7bn impairment of goodwill.
The signing of the framework agreement for the planned sale of the French retail banking business resulted in a tax deduction (tax value of $0.4bn) for a provision for loss on disposal, which was recorded in the French tax return. A deferred tax liability of the same amount arises as a consequence of the temporary difference between the French tax return and IFRS in respect of this provision. There was no tax impact in respect of goodwill impairment recognised in the Group financial statements for the year ended 31 December 2021. The vast majority of the estimated loss for the write-down of the disposal group to fair value less costs to sell will be recognised when it is classified as held for sale in accordance with IFRS 5, which is currently anticipated to be in 2022. Subsequently, the disposal group classified as held for sale will be remeasured at the lower of carrying amount and fair value less costs to sell at each reporting period. Any remaining gain or loss not previously recognised will be recognised at the date of derecognition, which is currently anticipated to be in 2023.
At 31 December 2021, the value of the total assets of the business to be sold was $27.4bn, including $24.9bn of loans and advances to customers, and the value of customer accounts was $22.6bn.
US retail banking business
On 26 May 2021, we announced that we will exit our US mass market retail banking business, including our Personal and Advance propositions, as well as retail business banking, and will rebrand approximately 20 to 25 of our retail branches into international wealth centres to serve our Premier and Jade customers. In conjunction with the execution of this strategy, HSBC Bank USA, N.A. entered into definitive sale agreements with Citizens Bank and Cathay Bank to sell approximately 90 of our retail branches along with substantially all residential mortgage, unsecured and retail business banking loans and all deposits in our branch network not associated with our Premier, Jade and Private Banking customers. Certain assets under management associated with our mass market retail banking business were also transferred. The sale agreement with Cathay Bank completed on 4 February 2022 and the sale agreement with Citizens Bank completed on 18 February 2022. The remaining branches not sold or rebranded will be closed.
At 31 December 2021, loans and advances to customers of $2.4bn and customer accounts of $8.8bn related to these transactions met the criteria to be classified as held for sale.